Restatement Of Previously Issued Financial Statements - Schedule Of Previously Reported Operating Expenses Cash Flows Or Cash (Detail) - USD ($)	8 Months Ended	11 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Jul. 16, 2020	Jan. 23, 2020
Schedule Of Previously Reported Operating Expenses Cash Flows Or Cash [Line Items]
Warrant Liability	$ 57,117,434	$ 78,048,668	$ 54,988,834
Class A Common Stock Subject to Possible Redemption		617,654,356
Class A Common Stock		1,070
Additional Paid-in Capital	9,884,554	30,869,475	7,706,287
Accumulated Deficit	(4,887,218)	(25,872,350)	(2,708,534)
Stockholders' Equity		5,000,006		$ 0
Formation and operational costs	(2,836,706)	(3,028,992)
Change in fair value of warrant liability	2,128,600	(23,059,834)
Net loss	(4,887,218)	(25,872,350)
Non-cash compensation expense related to private placement warrants	566,333	566,333
Allocation of initial public offering proceeds to derivative liability	$ 2,121,032	$ 2,121,032
Weighted average shares outstanding, basic and diluted	19,148,062	21,242,273
Basic and diluted net loss per ordinary share	$ (0.13)	$ (1.23)
Initial classification of warrant liability	$ 54,988,834	$ 54,988,834
Initial classification of common stock subject to possible redemption	640,817,776	640,817,776
Change in value of common stock subject to possible redemption	(2,178,289)	(23,163,420)
Common Class A
Schedule Of Previously Reported Operating Expenses Cash Flows Or Cash [Line Items]
Class A Common Stock Subject to Possible Redemption	638,639,487	617,654,356
Class A Common Stock	$ 859	$ 1,070	837
Common stock subject to mandatory redemption
Schedule Of Previously Reported Operating Expenses Cash Flows Or Cash [Line Items]
Class A Common Stock Subject to Possible Redemption			640,817,776
Weighted average shares outstanding, basic and diluted	64,081,778	63,958,721
Basic and diluted net loss per ordinary share	$ 0.00	$ 0.00
As Previously Reported
Schedule Of Previously Reported Operating Expenses Cash Flows Or Cash [Line Items]
Warrant Liability	$ 0	$ 0	0
Class A Common Stock Subject to Possible Redemption		695,703,020
Class A Common Stock		290
Additional Paid-in Capital	5,069,161	5,123,060	5,019,473
Accumulated Deficit	(71,254)	(125,151)	(21,169)
Stockholders' Equity		5,000,010
Formation and operational costs	(149,341)	(341,627)
Change in fair value of warrant liability	0	0
Net loss	(71,254)	(125,151)
Non-cash compensation expense related to private placement warrants	0	0
Allocation of initial public offering proceeds to derivative liability	$ 0	$ 0
Weighted average shares outstanding, basic and diluted	17,406,749	18,400,891
Basic and diluted net loss per ordinary share	$ (0.01)	$ (0.02)
Initial classification of warrant liability	$ 0	$ 0
Initial classification of common stock subject to possible redemption	695,806,610	695,806,610
Change in value of common stock subject to possible redemption	(49,689)	(103,590)
As Previously Reported | Common Class A
Schedule Of Previously Reported Operating Expenses Cash Flows Or Cash [Line Items]
Class A Common Stock Subject to Possible Redemption	695,756,921		695,806,610
Class A Common Stock	288		287
Adjustments
Schedule Of Previously Reported Operating Expenses Cash Flows Or Cash [Line Items]
Warrant Liability	57,117,434	78,048,668	54,988,834
Class A Common Stock Subject to Possible Redemption		(78,048,664)
Class A Common Stock		780
Additional Paid-in Capital	4,815,393	25,746,415	2,686,814
Accumulated Deficit	(4,815,964)	(25,747,199)	(2,687,365)
Stockholders' Equity		(4)
Formation and operational costs	(2,687,365)	(2,687,365)
Change in fair value of warrant liability	2,128,600	23,059,834
Net loss	(4,815,964)	(25,747,199)
Non-cash compensation expense related to private placement warrants	566,333	566,333
Allocation of initial public offering proceeds to derivative liability	$ 2,121,032	$ 2,121,032
Weighted average shares outstanding, basic and diluted	1,741,313	2,841,382
Basic and diluted net loss per ordinary share	$ (0.12)	$ (1.21)
Initial classification of warrant liability	$ 54,988,834	$ 54,988,834
Initial classification of common stock subject to possible redemption	(54,988,834)	(54,988,834)
Change in value of common stock subject to possible redemption	(2,128,600)	$ (23,059,830)
Adjustments | Common Class A
Schedule Of Previously Reported Operating Expenses Cash Flows Or Cash [Line Items]
Class A Common Stock Subject to Possible Redemption	(57,117,434)
Class A Common Stock	$ 571		550
Adjustments | Common stock subject to mandatory redemption
Schedule Of Previously Reported Operating Expenses Cash Flows Or Cash [Line Items]
Class A Common Stock Subject to Possible Redemption			$ 54,988,834
Basic and diluted net loss per ordinary share	$ 0